Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Group income statement
Revenue		$ 6,164	$ 5,810	$ 5,549
Cost of goods sold		(1,972)	(1,764)	(1,730)
Gross profit		4,192	4,046	3,819
Selling, general and administrative expenses		(3,102)	(3,100)	(3,055)
Research and development expenses		(296)	(289)	(339)
Operating profit		794	657	425
Interest income		28	24	34
Interest expense		(140)	(145)	(132)
Other finance costs		(16)	(28)	(7)
Reversal of impairment charge and share of results of associates		113	(10)	(30)
Profit before taxation		779	498	290
Taxation		(154)	(86)	(27)
Attributable profit for the year	[1]	$ 625	$ 412	$ 263
Earnings per ordinary share
Basic	[1]	$ 0.721	$ 0.472	$ 0.302
Diluted	[1]	$ 0.716	$ 0.470	$ 0.301

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.